STOCK OPTION RESERVE (Details 2) - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Stock Options Two [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,275,000	1,924,000
Granted
Expired or forfeited	(1,275)	(649,000)
Ending balance		1,275,000
Exercisable as at end		1,275,000
P B I 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,151,400,000	868,000,000
Granted	812,020	343,400,000
Expired or forfeited		(60,000,000)
Ending balance	1,963,420,000	1,151,400,000
Exercisable as at end	747,163,000	405,997,000